FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2023
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Foreign currency translation on
Property, plant and equipment, at fair value	12	$2,798	$(2,011)	$(1,510)
Goodwill	17	150	(131)	(121)
Borrowings	13	(818)	975	436
Deferred income tax liabilities and assets	11	(698)	526	318
Other assets and liabilities		(115)	(6)	18
		$1,317	$(647)	$(859)